UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012.

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name: Wynnefield Capital, Inc.

   Address: 450 Seventh Avenue, Suite 509, New York, New York 10123.

   Form 13F File Number: 028-14761

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Joshua H. Landes
   Title:   Chief Operating Officer
   Phone:   (212) 760-0814

Signature, Place and Date of Signing:

   /s/ Joshua H. Landes               New York, NY             February 14, 2013

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Wynnefield Capital, Inc.

Report Summary:

   Number of Other Included Managers:              0
   Form 13F Information Table Entry Total:         40
   Form 13F Information Table Value Total:         $287,657
                                                   (thousands)

List of Other Included Managers:

   None

WYNNEFIELD CAPITAL INC. - FORM 13F INFORMATION TABLE
For the Period Ended 12/31/12



                                                                                                     Voting Authority
                                  Title of            Value     Shares/   SH/ Put/ Investment  ---------------------------
Name of Issuer                    Class    Cusip      (x$1000)  Prn Amt   PR  Call Discretion    Sole      Shared     None
--------------------------------------------------------------------------------------------------------------------------
ACCO BRANDS CORP                  COMM     00081T108    3,351     456,500 SH          Sole       456,500
API TECHNOLOGIES CORP             RSTD     00187E203    8,437   2,979,030 SH          Sole     2,979,030
BREEZE-EASTERN CORP               COMM     106764103   17,472   2,117,911 SH          Sole     2,117,911
BUILD A BEAR WORKSHOP             COMM     120076104      152      40,000 SH          Sole        40,000
CHIQUITA BRANDS INTL              COMM     170032809    5,775     700,000 SH          Sole       700,000
CORE-MARK HOLDING CO INC          COMM     218681104   33,404     715,479 SH          Sole       715,479
CROWN CRAFTS INC                  COMM     228309100    6,252   1,252,376 SH          Sole     1,252,376
DLH HOLDINGS CORP                 COMM     23335Q100    2,834   4,141,833 SH          Sole     4,141,833
FEDERAL SIGNAL CORP               COMM     313855108   18,959   2,491,300 SH          Sole     2,491,300
GLOBAL POWER EQUIPMENT GROUP INC  COMM     37941P306    8,574     508,121 SH          Sole       508,121
HAMPSHIRE GROUP LTD               COMM     408859106    1,924     742,425 SH          Sole       742,425
HANDY & HARMAN LTD                COMM     410315105    8,833     635,050 SH          Sole       635,050
HECKMANN CORP                     COMM     422680108    9,874   2,510,000 SH          Sole     2,510,000
HERCULES OFFSHORE INC             COMM     427093109    1,974     320,000 SH          Sole       320,000
ICON PLC - SPONSORED ADR          ADRS     45103T107   29,842   1,095,000 SH          Sole     1,095,000
KID BRANDS INC                    COMM     49375T100    1,005     668,403 SH          Sole       668,403
KINDRED HEALTHCARE INC            COMM     494580103    5,472     515,700 SH          Sole       515,700
KRATOS DEFENSE & SECURITY         COMM     50077B207   10,362   2,060,000 SH          Sole     2,060,000
LANDEC CORP                       COMM     514766104   19,781   2,172,260 SH          Sole     2,172,260
LAYNE CHRISTENSEN COMPANY         COMM     521050104    1,230      50,690 SH          Sole        50,690
LIBBEY INC                        COMM     529898108    6,365     328,925 SH          Sole       328,925
MAM SOFTWARE GROUP INC            COMM     55277Q201    9,614   3,497,687 SH          Sole     3,497,687
MVC CAPITAL INC                   COMM     553829102   22,353   1,867,765 SH          Sole     1,867,765
NATURES SUNSHINE PRODS INC        COMM     639027101   21,060   1,499,349 SH          Sole     1,499,349
NEVADA GOLD & CASINOS INC         COMM     64126Q206      595     772,188 SH          Sole       772,188
OVERHILL FARMS INC                COMM     690212105      233      55,701 SH          Sole        55,701
PILGRIM'S PRIDE CORP              COMM     72147K108    2,826     390,300 SH          Sole       390,300
PRIMO WATER CORP                  COMM     74165N105    1,666   1,400,000 SH          Sole     1,400,000
PROSHARES ULTRA GOLD              ETF      74347W601    1,280      15,000 SH          Sole        15,000
ROTECH HEALTHCARE INC             COMM     778669101    1,583   2,692,865 SH          Sole     2,692,865
SMTC CORPORATION                  COMM     832682207    1,455     599,085 SH          Sole       599,085
SPDR GOLD TRUST                   ETF      78463V107    1,744      10,765 SH          Sole        10,765
STEEL PARTNERS HLDGS LP           COMM     85814R107      236      45,000 SH          Sole        45,000
SUMMER INFANT INC                 COMM     865646103    5,116   3,025,000 SH          Sole     3,025,000
TELOS CORP MD 12% PFD             PREF     87969B200    5,603     373,500 SH          Sole       373,500
TRANSWORLD CORPORATION            COMM     89336R207    5,506   2,077,756 SH          Sole     2,077,756
U S CONCRETE INC                  COMM     90333L201      905     100,000 SH          Sole       100,000
ULTRAPETROL (BAHAMAS) LTD         COMM     P94398107      165     100,000 SH          Sole       100,000
UNIGENE LABORATORIES INC          COMM     904753100      952   6,900,000 SH          Sole     6,900,000
WESTMORELAND COAL CO              COMM     960878106    2,895     310,000 SH          Sole       310,000